Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Receivables, net
Receivables, gross	$ 332.2	$ 83.4
Income Taxes Receivable	67.1	0
Other Receivables, Gross, Current	15.8	0.1
Accounts and other receivables, gross	415.1	83.5
Allowance for doubtful accounts	(1.4)	(0.3)
Receivables, net	413.7	83.2
Inventories
Raw materials and supplies	99.2	29.2
Inventory, Work in Process, Gross	16.3	1.1
Finished products	235.8	91.6
Flock Inventory	29.4	0
Inventories	380.7	121.9
Accounts payable
Trade	194.3	57.1
Book Overdrafts	12.1	7.0
Accounts Payable, Other, Current	18.6	13.0
Accounts payable	225.0	77.1
Liabilities, Current [Abstract]
Advertising and promotion	60.9	12.6
Accrued intercompany interest	47.8	13.0
Compensation	32.4	18.9
Payable to acquiree former parent	48.9	0
Miscellaneous accrued taxes	5.8	4.0
Deferred income	8.2	8.3
Other	65.3	12.1
Other current liabilities	269.3	68.9
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	114.1	97.8
Deferred Compensation Liability, Classified, Noncurrent	12.3	13.4
Interest Rate Derivative Liabilities, at Fair Value	40.4	0
Other Accrued Liabilities, Noncurrent	15.6	5.1
Other Liabilities	$ 182.4	$ 116.3